TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Taxes on income	$ 841	$ 3,083